Trade and Other Receivables and Prepayments - Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received [Line Items]
Present value of lease payments		R 12,888
Non-current asset		8,058
Current asset		4,830
Within one year [Member]
Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received [Line Items]
Present value of lease payments		4,830
Within two to four years [Member]
Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received [Line Items]
Present value of lease payments		R 8,058